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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

     Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Equity Index Fund, for the year ended July 31, 2006. This one series has a July 31, fiscal year end.

Date of reporting period: July 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Annual Report
as of July 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Equity Index Fund, covering the twelve-month period ended July 31, 2006.

Domestic capital markets, both equity and fixed income, faced a variety of sometimes inconsistent influences during the past twelve months. Investors attempted to assess the positive effects of solid earnings growth and evidence that the Federal Reserve Board (Fed) might be at the end of its cycle of credit tightening, versus fears of higher inflation and rising market interest rates.

After experiencing robust growth through 2005, the nation's economy surged by more than 5% in the first quarter of 2006. The expansion then slowed more than had been expected, with growth in Gross Domestic Product (GDP) decelerating to 2.5% in the second quarter. Corporate earnings for the second quarter, meanwhile, continued on their growth trajectory, rising at a double-digit pace for the twelfth consecutive quarter. The Fed, at its August meeting, left the influential fed funds rate at 5.25%, marking the first time the nation's central bank has not raised rates since it began tightening in June 2004. However, year-after-year core inflation remained above the range preferred by the Fed, and it remained uncertain whether the monetary policy was ending its cycle of hikes in short-term rates or simply pausing. In this environment, interest rates of longer-term fixed income securities rose, leading to some erosion in their values. Shorter-duration strategies, especially money market funds, tended to produce superior relative performance.

In assessing the sometimes conflicting pieces of evidence about the state of the economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the resilience of the economic recovery. While rates of growth in corporate profits, capital expenditures and personal consumption were starting to decelerate, all these economic indicators nevertheless still were rising at what we believed to be more sustainable paces.

In the equity markets, domestic stocks tended to produce moderate performance for the twelve months, but returns of the market indexes masked considerable short-term volatility. Large-cap names finally started to show a performance edge over small- and mid-cap stocks, while value stocks, including cyclical corporations, continued to outperform growth. Stock performance was uneven from sector to sector, and results were heavily influenced by relatively narrow groups of stocks. International stocks generated higher returns, albeit with greater volatility.

LETTER TO SHAREHOLDERS continued

In this environment, the management teams of Evergreen's actively managed equity funds tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. For example, the managers of the Evergreen Equity Income Fund focused on companies with the ability to maintain and increase their dividend flows to shareholders. The Evergreen Fundamental Large Cap Fund emphasized large-cap companies with histories of stable earnings growth. The management team of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and either minimal or no debt. Portfolio managers of Evergreen Small Cap Value Fund emphasized investments in smaller companies with superior returns on equity, strong balance sheets and consistent earnings. The Evergreen Special Values Fund favored small, high-quality companies with strong balance sheets. Managers of the Evergreen Disciplined Value Fund employed a combination of quantitative tools and traditional fundamental equity analysis to assess prospects of large-company stocks, while the team supervising the Evergreen Disciplined Small-Mid Value Fund used a similar strategy in investing in smaller companies. The team managing the Evergreen Equity Index Fund used a highly disciplined process to control trading and operational costs while reflecting the Standard and Poor's 500 Index.

We continue to encourage investors to maintain diversified investment strategies, including allocations to equity funds, for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

Effective April 2, 2007, the Fund's prospectus has been amended to make the following change to the Fund's short-term trading policy:

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is "blocked" from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Non-participant driven rebalancing transactions within certain mutual fund asset allocation or "wrap" programs or purchases by a "fund of funds" into the underlying fund vehicle;

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply an alternative short-term trading policy. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund's short-term trading policy or an acceptable alternative. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Also, effective April 2, 2007, the "Reinstatement Privileges" described in the Fund's prospectus are eliminated.

FUND AT A GLANCE

as of July 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

Average annual return*

1-year with sales charge	-0.16%	-0.95%	3.04%	N/A	N/A

1-year w/o sales charge	4.82%	4.05%	4.04%	5.08%	4.84%

5-year	1.23%	1.09%	1.47%	2.48%	2.23%

10-year	7.75%	7.66%	7.71%	8.50%	8.26%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of Class Y of the fund's predecessor fund, Core Fund Equity Index Fund. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of Class A of the fund's predecessor fund, Core Fund Equity Index Fund from 10/9/1996 to 7/27/1998, and Class Y of Core Fund Equity Index Fund prior to 10/9/1996. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 4.82% for the twelve-month period ended July 31, 2006, excluding any applicable sales charges. During the same period, the S&P 500 returned 5.38%.

The fund seeks investment results that achieve price and yield performance similar to the S&P 500.

The domestic stock market produced modest overall returns during the fiscal year ended July 31, 2006. Eight of the ten sectors in the index generated positive returns, led by the energy sector with a return of 23.7%. Three sectors in addition to energy produced double-digit returns: telecommunications services, financials and materials. Information technology stocks proved to be the worst-performing group for the fiscal year, with a return of -8.4%, followed by consumer discretionary companies. Overall, value stocks tended to outperform growth stocks, continuing a multi-year trend.

Rising oil and natural gas prices helped the stocks of energy companies outpace the other sectors for the period. Schlumberger, the large international oil services company, had the most positive impact. The return on Schlumberger's shares was 61% as exploration and production activity heated up. Integrated oil industry giants ExxonMobil and Chevron each returned more than 17% for the year. Within the telecommunications services sector, the traditional landline phone companies added the most to fund performance, led by AT&T, the product of the merger of SBC Communications and AT&T, and BellSouth, which has announced plans to merge with AT&T. Qwest Communications, another wireline company but a much smaller part of the index, generated a return of 104%. Financials companies, which comprise the largest sector by market capitalization in the index at 21%, were most strongly affected by the large, diversified institutions, such as Bank of America, JPMorgan Chase and Citigroup. Metals companies had the most positive impact within the materials sector, with specialty steel company Nucor producing a 98% gain, while copper producer Phelps Dodge returned 81%.

Within the information technology sector, semiconductor companies tended to have the most negative impact, with Intel posting a total return of -32% for the period. Other major drags on the index included internet auctioneer eBay, which declined by 42%, and computer company Dell, which was down by 47%. Within the consumer discretionary sector, notable laggards included home improvements retailer Home Depot, department store chain Target and Ford Motor Co.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

All data is as of July 31, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2006	7/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,003.89	$ 2.83
Class B	$ 1,000.00	$ 1,000.32	$ 6.55
Class C	$ 1,000.00	$ 1,000.24	$ 6.55
Class I	$ 1,000.00	$ 1,005.16	$ 1.59
Class IS	$ 1,000.00	$ 1,004.10	$ 2.83
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.97	$ 2.86
Class B	$ 1,000.00	$ 1,018.25	$ 6.61
Class C	$ 1,000.00	$ 1,018.25	$ 6.61
Class I	$ 1,000.00	$ 1,023.21	$ 1.61
Class IS	$ 1,000.00	$ 1,021.97	$ 2.86

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.57% for
Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 46.12	$ 41.29	$ 37.12	$ 34.22	$ 45.47

Income from investment operations
Net investment income (loss)	0.64	0.68	0.46	0.42	0.38
Net realized and unrealized gains or losses on investments	1.57	4.83	4.18	2.90	(11.25)

Total from investment operations	2.21	5.51	4.64	3.32	(10.87)

Distributions to shareholders from
Net investment income	(0.61)	(0.68)	(0.47)	(0.42)	(0.38)

Net asset value, end of period	$ 47.72	$ 46.12	$ 41.29	$ 37.12	$ 34.22

Total return [1]	4.82%	13.43%	12.51%	9.83%	(24.04%)

Ratios and supplemental data
Net assets, end of period (thousands)	$241,553	$265,500	$245,244	$207,813	$167,152
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and
expense reductions	0.96%	0.98%	0.99%	1.04%	0.96%
Net investment income (loss)	1.35%	1.56%	1.12%	1.25%	0.94%
Portfolio turnover rate	6%	4%	3%	13%	7%

1 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 45.88	$ 41.09	$ 36.95	$ 34.07	$ 45.25

Income from investment operations
Net investment income (loss)	0.28 [1]	0.35 [1]	0.15	0.16	0.10
Net realized and unrealized gains or losses on investments	1.58	4.80	4.16	2.89	(11.20)

Total from investment operations	1.86	5.15	4.31	3.05	(11.10)

Distributions to shareholders from
Net investment income	(0.28)	(0.36)	(0.17)	(0.17)	(0.08)

Net asset value, end of period	$ 47.46	$ 45.88	$ 41.09	$ 36.95	$ 34.07

Total return [2]	4.05%	12.57%	11.67%	9.01%	(24.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$141,090	$186,218	$201,550	$188,488	$181,411
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and
expense reductions	1.69%	1.68%	1.69%	1.77%	1.71%
Net investment income (loss)	0.60%	0.82%	0.37%	0.50%	0.19%
Portfolio turnover rate	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 45.95	$ 41.14	$ 37.00	$ 34.12	$ 45.32

Income from investment operations
Net investment income (loss)	0.27	0.35 [1]	0.15	0.17	0.11
Net realized and unrealized gains or losses on investments	1.58	4.82	4.16	2.88	(11.23)

Total from investment operations	1.85	5.17	4.31	3.05	(11.12)

Distributions to shareholders from
Net investment income	(0.28)	(0.36)	(0.17)	(0.17)	(0.08)

Net asset value, end of period	$ 47.52	$ 45.95	$ 41.14	$ 37.00	$ 34.12

Total return [2]	4.04%	12.61%	11.66%	9.00%	(24.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$173,515	$198,719	$199,725	$185,702	$155,305
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and
expense reductions	1.69%	1.68%	1.69%	1.77%	1.71%
Net investment income (loss)	0.60%	0.81%	0.37%	0.50%	0.18%
Portfolio turnover rate	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 46.15	$ 41.31	$ 37.14	$ 34.23	$ 45.48

Income from investment operations
Net investment income (loss)	0.75 [1]	0.82	0.59	0.51	0.45
Net realized and unrealized gains or losses on investments	1.58	4.80	4.15	2.90	(11.21)

Total from investment operations	2.33	5.62	4.74	3.41	(10.76)

Distributions to shareholders from
Net investment income	(0.72)	(0.78)	(0.57)	(0.50)	(0.49)

Net asset value, end of period	$ 47.76	$ 46.15	$ 41.31	$ 37.14	$ 34.23

Total return	5.08%	13.72%	12.78%	10.13%	(23.83%)

Ratios and supplemental data
Net assets, end of period (thousands)	$255,492	$326,324	$393,068	$429,681	$363,264
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses excluding waivers/reimbursements and
expense reductions	0.69%	0.68%	0.69%	0.77%	0.71%
Net investment income (loss)	1.60%	1.83%	1.38%	1.49%	1.19%
Portfolio turnover rate	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS IS	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 46.12	$ 41.29	$ 37.12	$ 34.22	$ 45.46

Income from investment operations
Net investment income (loss)	0.64	0.69	0.46	0.42	0.38
Net realized and unrealized gains or losses on investments	1.58	4.81	4.18	2.90	(11.24)

Total from investment operations	2.22	5.50	4.64	3.32	(10.86)

Distributions to shareholders from
Net investment income	(0.61)	(0.67)	(0.47)	(0.42)	(0.38)

Net asset value, end of period	$ 47.73	$ 46.12	$ 41.29	$ 37.12	$ 34.22

Total return	4.84%	13.42%	12.51%	9.83%	(24.03%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,035	$15,010	$15,426	$12,807	$11,559
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and
expense reductions	0.94%	0.93%	0.94%	1.02%	0.96%
Net investment income (loss)	1.34%	1.57%	1.13%	1.25%	0.95%
Portfolio turnover rate	6%	4%	3%	13%	7%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2006

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 9.7%
Auto Components 0.1%
Goodyear Tire & Rubber Co. * (p)	12,599	$138,589
Johnson Controls, Inc.	13,861	1,063,970

		1,202,559

Automobiles 0.4%
Ford Motor Co. (p)	133,375	889,611
General Motors Corp. (p)	40,210	1,295,969
Harley-Davidson, Inc. (p)	19,100	1,088,700

		3,274,280

Distributors 0.1%
Genuine Parts Co.	12,277	511,214

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	9,950	470,834
H&R Block, Inc.	23,350	531,213

		1,002,047

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	30,880	1,203,085
Darden Restaurants, Inc.	9,168	309,878
Harrah's Entertainment, Inc.	13,135	789,545
Hilton Hotels Corp.	23,517	562,762
International Game Technology	24,108	932,015
Marriott International, Inc., Class A	23,248	817,865
McDonald's Corp.	88,593	3,135,306
Starbucks Corp. *	54,567	1,869,465
Starwood Hotels & Resorts Worldwide, Inc.	15,445	812,098
Wendy's International, Inc.	8,291	498,787
Yum! Brands, Inc.	19,335	870,075

		11,800,881

Household Durables 0.6%
Black & Decker Corp.	5,403	380,966
Centex Corp.	8,629	408,238
D.R. Horton, Inc.	19,340	414,456
Fortune Brands, Inc.	10,425	756,021
Harman International Industries, Inc.	4,757	381,511
KB Home (p)	5,359	227,865
Leggett & Platt, Inc.	12,962	295,793
Lennar Corp., Class A	9,913	443,408
Newell Rubbermaid, Inc. (p)	19,680	518,765
Pulte Homes, Inc.	15,142	431,547
Snap-On, Inc.	4,131	173,543
Stanley Works (p)	5,026	228,030
Whirlpool Corp.	5,544	427,941

		5,088,084

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.1%
Amazon.com, Inc. * (p)	21,985	$591,177

Leisure Equipment & Products 0.2%
Brunswick Corp. (p)	6,725	198,858
Eastman Kodak Co. (p)	20,422	454,389
Hasbro, Inc.	12,240	228,888
Mattel, Inc.	27,690	499,528

		1,381,663

Media 3.4%
CBS Corp., Class B	54,922	1,506,511
Clear Channel Communications, Inc.	35,781	1,035,860
Comcast Corp., Class A *	150,219	5,164,529
Dow Jones & Co., Inc. (p)	4,202	147,238
E.W. Scripps Co., Class A (p)	6,047	258,388
Gannett Co., Inc.	16,908	881,245
Interpublic Group of Cos. * (p)	31,015	254,013
McGraw-Hill Cos.	25,439	1,432,216
Meredith Corp.	3,006	141,973
New York Times Co., Class A (p)	10,298	228,307
News Corp., Class A	168,183	3,235,841
Omnicom Group, Inc.	12,129	1,073,538
Time Warner, Inc.	304,447	5,023,376
Tribune Co. (p)	15,569	462,555
Univision Communications, Inc., Class A *	15,858	529,657
Viacom, Inc., Class B *	51,264	1,786,550
Walt Disney Co.	156,047	4,633,035

		27,794,832

Multi-line Retail 1.1%
Big Lots, Inc. * (p)	8,106	130,993
Dillard's, Inc., Class A (p)	4,395	131,982
Dollar General Corp.	22,165	297,454
Family Dollar Stores, Inc.	11,043	250,897
Federated Department Stores, Inc.	39,332	1,380,947
J.C. Penney Co., Inc.	16,696	1,051,180
Kohl's Corp. *	24,205	1,370,729
Nordstrom, Inc.	15,311	525,167
Sears Holdings Corp. *	6,896	946,476
Target Corp.	61,386	2,818,845

		8,904,670

Specialty Retail 1.9%
AutoNation, Inc. *	10,545	207,736
AutoZone, Inc. *	3,803	334,170

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Bed, Bath & Beyond, Inc. *	20,066	$671,810
Best Buy Co., Inc.	28,623	1,297,767
Circuit City Stores, Inc.	10,705	262,272
Gap, Inc.	39,105	678,472
Home Depot, Inc.	146,956	5,100,843
Limited Brands, Inc.	24,390	613,652
Lowe's Cos.	110,316	3,127,459
Office Depot, Inc. *	20,455	737,403
OfficeMax, Inc.	5,057	207,893
RadioShack Corp. (p)	9,621	155,572
Sherwin-Williams Co.	7,921	400,803
Staples, Inc.	51,767	1,119,202
Tiffany & Co.	9,999	315,868
TJX Companies, Inc.	32,493	791,854

		16,022,776

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	27,369	785,764
Jones Apparel Group, Inc.	8,003	236,889
Liz Claiborne, Inc.	7,430	262,651
NIKE, Inc., Class B	13,423	1,060,417
VF Corp.	6,243	423,400

		2,769,121

CONSUMER STAPLES 9.7%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	54,944	2,645,554
Brown-Forman Corp., Class B	5,912	434,236
Coca-Cola Co.	145,716	6,484,362
Coca-Cola Enterprises, Inc.	21,578	463,064
Constellation Brands, Inc., Class A *	14,141	345,889
Molson Coors Brewing Co., Class B	4,095	292,588
Pepsi Bottling Group, Inc.	9,534	317,005
PepsiCo, Inc.	117,488	7,446,389

		18,429,087

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	33,503	1,767,618
CVS Corp.	58,187	1,903,879
Kroger Co.	51,437	1,179,450
Safeway, Inc.	32,001	898,588
SUPERVALU, Inc.	14,541	394,206
Sysco Corp.	43,976	1,213,738
Wal-Mart Stores, Inc.	177,768	7,910,676
Walgreen Co.	71,818	3,359,646
Whole Foods Market, Inc.	9,960	572,800

		19,200,601

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.2%
Archer-Daniels-Midland Co.	46,529	$2,047,276
Campbell Soup Co.	13,175	483,259
ConAgra Foods, Inc.	36,925	793,888
Dean Foods Co. *	9,670	362,915
General Mills, Inc.	25,306	1,313,381
H.J. Heinz Co.	23,818	999,642
Hershey Co.	12,627	694,106
Kellogg Co.	17,338	835,171
McCormick & Co., Inc.	9,419	330,230
Sara Lee Corp.	54,044	913,344
Tyson Foods, Inc., Class A	17,911	253,441
Wm. Wrigley Jr. Co.	15,784	723,854

		9,750,507

Household Products 2.2%
Clorox Co.	10,726	642,917
Colgate-Palmolive Co.	36,591	2,170,578
Kimberly-Clark Corp.	32,687	1,995,541
Procter & Gamble Co.	233,304	13,111,685

		17,920,721

Personal Products 0.2%
Alberto-Culver Co.	5,408	263,586
Avon Products, Inc.	32,014	928,086
Estee Lauder Companies, Inc., Class A	8,448	315,279

		1,506,951

Tobacco 1.6%
Altria Group, Inc.	148,460	11,872,346
Reynolds American, Inc. (p)	6,093	772,471
UST, Inc. (p)	11,475	580,061

		13,224,878

ENERGY 10.6%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	24,227	1,936,949
BJ Services Co.	22,858	829,060
Halliburton Co.	73,400	2,448,624
Nabors Industries, Ltd. *	22,068	779,442
National Oilwell Varco, Inc. *	12,440	833,978
Noble Corp.	9,795	702,791
Rowan Companies, Inc.	7,836	265,405
Schlumberger, Ltd.	83,886	5,607,779
Transocean, Inc. *	23,100	1,784,013
Weatherford International, Ltd. *	24,790	1,161,163

		16,349,204

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	32,600	$1,491,124
Apache Corp.	23,486	1,655,058
Chesapeake Energy Corp. (p)	29,306	964,167
Chevron Corp.	157,590	10,366,270
ConocoPhillips	117,356	8,055,316
Consol Energy, Inc.	13,025	536,109
Devon Energy Corp.	31,282	2,022,068
El Paso Corp. (p)	49,464	791,424
EOG Resources, Inc.	17,247	1,278,865
Exxon Mobil Corp.	430,162	29,139,174
Hess Corp.	17,144	906,918
Kerr-McGee Corp.	16,140	1,133,028
Kinder Morgan, Inc.	7,411	755,922
Marathon Oil Corp.	25,768	2,335,612
Murphy Oil Corp.	11,810	607,743
Occidental Petroleum Corp.	30,449	3,280,880
Sunoco, Inc.	9,429	655,693
Valero Energy Corp.	43,757	2,950,534
Williams Cos.	42,314	1,026,114
XTO Energy, Inc.	25,889	1,216,524

		71,168,543

FINANCIALS 21.7%
Capital Markets 3.5%
Ameriprise Financial, Inc.	17,375	774,925
Bank of New York Co.	54,870	1,844,181
Bear Stearns Cos.	8,575	1,216,535
Charles Schwab Corp.	73,357	1,164,909
E*TRADE Financial Corp. *	30,318	706,712
Federated Investors, Inc., Class B	6,001	186,091
Franklin Resources, Inc.	10,905	997,262
Goldman Sachs Group, Inc.	30,717	4,692,022
Janus Capital Group, Inc.	15,047	243,611
Legg Mason, Inc.	9,389	783,700
Lehman Brothers Holdings, Inc.	38,068	2,472,517
Mellon Financial Corp.	29,403	1,029,105
Merrill Lynch & Co., Inc.	65,694	4,783,837
Morgan Stanley	76,152	5,064,108
Northern Trust Corp.	13,177	752,407
State Street Corp.	23,629	1,419,158
T. Rowe Price Group, Inc.	18,881	779,974

		28,911,054

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.4%
AmSouth Bancorp	24,605	$705,179
BB&T Corp. (p)	39,104	1,641,977
Comerica, Inc.	11,548	676,136
Commerce Bancorp, Inc. (p)	13,095	444,837
Compass Bancshares, Inc.	9,181	541,128
Fifth Third Bancorp	39,566	1,509,047
First Horizon National Corp. (p)	8,761	367,086
Huntington Bancshares, Inc.	17,438	424,615
KeyCorp	28,737	1,060,395
M&T Bank Corp.	5,611	684,093
Marshall & Ilsley Corp.	16,018	752,366
National City Corp.	38,568	1,388,448
North Fork Bancorp	33,073	936,958
PNC Financial Services Group, Inc.	21,044	1,490,757
Regions Financial Corp.	32,429	1,176,849
SunTrust Banks, Inc.	25,853	2,039,026
Synovus Financial Corp.	22,946	648,454
U.S. Bancorp	126,545	4,049,440
Wachovia Corp. °	114,359	6,133,073
Wells Fargo & Co.	119,445	8,640,651
Zions Bancorp	7,544	619,664

		35,930,179

Consumer Finance 0.9%
American Express Co.	87,722	4,566,807
Capital One Financial Corp.	21,546	1,666,583
SLM Corp.	29,212	1,469,364

		7,702,754

Diversified Financial Services 5.6%
Bank of America Corp.	324,454	16,719,115
CIT Group, Inc.	14,173	650,682
Citigroup, Inc.	353,442	17,074,783
JPMorgan Chase & Co.	247,032	11,269,600
Moody's Corp.	17,367	953,101

		46,667,281

Insurance 4.7%
ACE, Ltd.	23,120	1,191,374
AFLAC, Inc.	35,451	1,564,807
Allstate Corp.	45,173	2,566,730
Ambac Financial Group, Inc.	7,516	624,655
American International Group, Inc.	184,673	11,204,111
AON Corp.	22,656	775,515
Chubb Corp.	29,499	1,487,340
Cincinnati Financial Corp.	12,319	580,964

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

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COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Genworth Financial, Inc., Class A	25,937	$889,639
Hartford Financial Services Group, Inc.	21,549	1,828,217
Lincoln National Corp.	20,414	1,157,065
Loews Corp.	28,867	1,069,811
Marsh & McLennan Cos.	39,063	1,055,873
MBIA, Inc.	9,579	563,341
MetLife, Inc.	53,937	2,804,724
Principal Financial Group, Inc. (p)	19,692	1,063,368
Progressive Corp.	55,633	1,345,762
Prudential Financial, Inc.	34,980	2,750,827
SAFECO Corp.	8,475	455,277
St. Paul Travelers Companies, Inc.	49,502	2,267,192
Torchmark Corp.	7,135	431,453
UnumProvident Corp. (p)	21,288	345,504
XL Capital, Ltd., Class A	12,818	816,507

		38,840,056

Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co., Class A	6,910	332,302
Archstone-Smith Trust	15,196	797,334
Boston Properties, Inc.	6,493	637,613
Equity Office Properties Trust	26,031	986,835
Equity Residential	20,707	963,083
Kimco Realty Corp. (p)	15,044	590,327
Plum Creek Timber Co., Inc.	13,106	446,390
Prologis	17,417	964,031
Public Storage, Inc. (p)	5,884	472,426
Simon Property Group, Inc.	13,033	1,114,712
Vornado Realty Trust	8,455	883,970

		8,189,023

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	43,200	1,547,856
Fannie Mae	68,815	3,296,927
Freddie Mac	49,128	2,842,546
Golden West Financial Corp.	18,210	1,341,349
MGIC Investment Corp. (p)	6,216	353,752
Sovereign Bancorp, Inc. (p)	26,756	552,251
Washington Mutual, Inc. (p)	68,307	3,053,323

		12,988,004

HEALTH CARE 12.8%
Biotechnology 1.3%
Amgen, Inc. *	83,839	5,846,932
Biogen Idec, Inc. *	24,448	1,029,750
Genzyme Corp. *	18,510	1,263,863

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Gilead Sciences, Inc. *	32,350	$1,988,878
MedImmune, Inc. * (p)	17,686	448,870

		10,578,293

Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	3,823	180,828
Baxter International, Inc.	46,555	1,955,310
Becton, Dickinson & Co.	17,584	1,159,137
Biomet, Inc.	17,495	576,285
Boston Scientific Corp. *	86,386	1,469,426
C.R. Bard, Inc.	7,362	522,481
Hospira, Inc. *	11,106	485,221
Medtronic, Inc.	85,815	4,335,374
St. Jude Medical, Inc. *	25,663	946,965
Stryker Corp.	20,790	946,153
Zimmer Holdings, Inc. *	17,642	1,115,680

		13,692,860

Health Care Providers & Services 2.7%
Aetna, Inc.	40,312	1,269,425
AmerisourceBergen Corp.	14,923	641,689
Cardinal Health, Inc.	29,696	1,989,632
Caremark Rx, Inc. *	31,455	1,660,824
CIGNA Corp.	8,515	776,994
Coventry Health Care, Inc. *	11,411	601,360
Express Scripts, Inc. *	10,453	805,195
HCA, Inc.	29,012	1,426,230
Health Management Associates, Inc.	17,118	348,009
Humana, Inc. *	11,706	654,717
Laboratory Corporation of America Holdings *	8,866	571,148
Manor Care, Inc. (p)	5,617	281,131
McKesson Corp.	21,622	1,089,532
Medco Health Solutions, Inc. *	21,447	1,272,450
Patterson Companies, Inc. * (p)	9,857	327,844
Quest Diagnostics, Inc.	11,553	694,566
Tenet Healthcare Corp. * (p)	33,462	198,095
UnitedHealth Group, Inc.	95,768	4,580,583
WellPoint, Inc. *	45,320	3,376,340

		22,565,764

Health Care Technology 0.0%
IMS Health, Inc.	14,199	389,621

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	13,157	422,998
Fisher Scientific International, Inc. *	8,827	654,169
Millipore Corp. *	3,780	236,817

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services continued
PerkinElmer, Inc.	9,002	$162,306
Thermo Electron Corp. *	11,638	430,722
Waters Corp. *	7,359	299,364

		2,206,376

Pharmaceuticals 6.8%
Abbott Laboratories	108,510	5,183,523
Allergan, Inc.	10,854	1,170,604
Barr Pharmaceuticals, Inc. *	7,548	375,588
Bristol-Myers Co.	139,800	3,351,006
Eli Lilly & Co.	80,349	4,561,413
Forest Laboratories, Inc. *	23,170	1,073,003
Johnson & Johnson	210,521	13,168,088
King Pharmaceuticals, Inc. *	17,220	293,084
Merck & Co., Inc.	155,171	6,248,736
Mylan Laboratories, Inc.	14,947	328,236
Pfizer, Inc.	520,958	13,539,698
Schering-Plough Corp.	105,299	2,152,312
Watson Pharmaceuticals, Inc. *	7,253	162,395
Wyeth	95,693	4,638,240

		56,245,926

INDUSTRIALS 10.9%
Aerospace & Defense 2.4%
Boeing Co.	56,848	4,401,172
General Dynamics Corp.	28,701	1,923,541
Goodrich Corp.	8,810	355,660
Honeywell International, Inc.	58,864	2,278,037
L-3 Communications Holdings, Inc.	8,671	638,619
Lockheed Martin Corp.	25,179	2,006,263
Northrop Grumman Corp.	24,441	1,617,750
Raytheon Co.	31,722	1,429,710
Rockwell Collins Corp.	12,164	649,193
United Technologies Corp.	71,870	4,469,595

		19,769,540

Air Freight & Logistics 0.9%
FedEx Corp.	21,693	2,271,474
United Parcel Service, Inc., Class B	77,116	5,314,064

		7,585,538

Airlines 0.1%
Southwest Airlines Co.	50,213	903,332

Building Products 0.1%
American Standard Companies, Inc.	12,578	485,888
Masco Corp.	28,240	754,855

		1,240,743

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

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COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	17,197	$174,722
Avery Dennison Corp.	7,804	457,549
Cendant Corp.	71,114	1,067,421
Cintas Corp.	9,803	346,046
Equifax, Inc.	9,141	295,071
Monster Worldwide, Inc. *	9,127	365,080
Pitney Bowes, Inc.	15,782	652,112
R.R. Donnelley & Sons Co.	15,364	448,475
Robert Half International, Inc.	12,214	395,245
Waste Management, Inc.	38,757	1,332,466

		5,534,187

Construction & Engineering 0.1%
Fluor Corp.	6,225	546,742

Electrical Equipment 0.5%
American Power Conversion Corp.	12,061	203,590
Cooper Industries, Inc., Class A	6,570	566,071
Emerson Electric Co.	29,183	2,303,122
Rockwell Automation, Inc.	12,621	782,250

		3,855,033

Industrial Conglomerates 3.9%
3M Co.	53,603	3,773,651
General Electric Co.	739,299	24,167,684
Textron, Inc.	9,249	831,578
Tyco International, Ltd.	144,797	3,777,754

		32,550,667

Machinery 1.5%
Caterpillar, Inc.	47,609	3,374,050
Cummins, Inc.	3,302	386,334
Danaher Corp.	16,774	1,093,665
Deere & Co.	16,677	1,210,250
Dover Corp.	14,496	683,341
Eaton Corp.	10,679	684,524
Illinois Tool Works, Inc.	29,445	1,346,520
Ingersoll-Rand Co., Ltd., Class A	23,392	837,433
ITT Corp.	13,151	664,783
Navistar International Corp. *	4,386	98,071
Paccar, Inc.	11,853	957,130
Pall Corp	8,875	231,460
Parker Hannifin Corp.	8,554	617,941

		12,185,502

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

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COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	25,926	$1,786,560
CSX Corp.	15,754	955,953
Norfolk Southern Corp.	29,484	1,280,195
Ryder System, Inc.	4,337	218,585
Union Pacific Corp.	19,122	1,625,370

		5,866,663

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,425	336,838

INFORMATION TECHNOLOGY 14.1%
Communications Equipment 2.5%
ADC Telecommunications, Inc. * (p)	8,335	101,937
Andrew Corp. *	11,349	95,899
Avaya, Inc. * (p)	29,223	270,605
Ciena Corp. *	41,782	151,669
Cisco Systems, Inc. *	434,023	7,747,310
Comverse Technology, Inc. *	14,362	278,336
Corning, Inc. *	110,738	2,111,774
JDS Uniphase Corp. * (p)	119,790	255,153
Juniper Networks, Inc. *	40,223	540,999
Lucent Technologies, Inc. * (p)	318,510	678,426
Motorola, Inc.	175,607	3,996,815
QUALCOMM, Inc.	119,171	4,201,969
Tellabs, Inc. *	31,859	299,475

		20,730,367

Computers & Peripherals 3.3%
Apple Computer, Inc. *	60,469	4,109,473
Dell, Inc. *	161,506	3,501,450
EMC Corp. *	168,116	1,706,378
Hewlett-Packard Co.	198,330	6,328,710
International Business Machines Corp.	110,229	8,532,827
Lexmark International, Inc., Class A *	7,488	404,726
NCR Corp. *	12,940	415,892
Network Appliance, Inc. *	26,602	789,813
QLogic Corp. *	11,463	200,488
SanDisk Corp. *	13,888	648,014
Sun Microsystems, Inc. *	248,679	1,081,754

		27,719,525

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	30,274	860,993
Jabil Circuit, Inc.	12,660	292,446
Molex, Inc. (p)	10,092	320,118
Sanmina-SCI Corp. *	37,883	131,075

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Solectron Corp. *	65,014	$196,342
Symbol Technologies, Inc.	18,042	199,364
Tektronix, Inc.	5,947	162,175

		2,162,513

Internet Software & Services 1.3%
eBay, Inc. *	82,209	1,978,771
Google, Inc., Class A *	14,653	5,664,850
VeriSign, Inc. *	17,429	312,502
Yahoo!, Inc. *	89,144	2,419,368

		10,375,491

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	8,430	429,340
Automatic Data Processing, Inc.	40,979	1,793,241
Computer Sciences Corp. * (p)	13,353	699,564
Convergys Corp. *	9,963	190,094
Electronic Data Systems Corp.	36,860	880,954
First Data Corp.	54,429	2,223,425
Fiserv, Inc. *	12,491	545,357
Paychex, Inc.	23,761	812,151
Sabre Holdings Corp., Class A	9,438	195,366
Unisys Corp. *	24,387	124,861

		7,894,353

Office Electronics 0.1%
Xerox Corp. *	65,288	919,908

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	34,419	667,384
Altera Corp. *	25,545	442,184
Analog Devices, Inc.	25,677	830,137
Applied Materials, Inc.	111,181	1,749,989
Broadcom Corp., Class A *	32,566	781,258
Freescale Semiconductor, Inc., Class B *	28,849	822,774
Intel Corp.	413,573	7,444,314
KLA-Tencor Corp.	14,154	597,157
Linear Technology Corp.	21,587	698,340
LSI Logic Corp. * (p)	28,206	231,289
Maxim Integrated Products, Inc.	22,800	669,864
Micron Technology, Inc. *	51,555	803,743
National Semiconductor Corp.	24,003	558,310
Novellus Systems, Inc. *	9,047	228,980
NVIDIA Corp. *	25,063	554,644
PMC-Sierra, Inc. * (p)	14,680	75,015
Teradyne, Inc. * (p)	14,093	185,182

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Texas Instruments, Inc.	110,772	$3,298,790
Xilinx, Inc.	24,422	495,522

		21,134,876

Software 3.1%
Adobe Systems, Inc	42,567	1,213,585
Autodesk, Inc.	16,473	561,894
BMC Software, Inc. *	15,131	354,368
CA, Inc.	32,439	679,921
Citrix Systems, Inc. *	12,950	411,422
Compuware Corp. *	26,830	187,542
Electronic Arts, Inc. *	21,767	1,025,443
Intuit, Inc. *	24,294	749,956
Microsoft Corp.	623,740	14,988,472
Novell, Inc. *	24,103	156,428
Oracle Corp. *	276,875	4,144,819
Parametric Technology Corp. *	7,920	122,443
Symantec Corp. *	73,594	1,278,328

		25,874,621

MATERIALS 2.9%
Chemicals 1.4%
Air Products & Chemicals, Inc.	15,938	1,018,916
Ashland, Inc.	5,052	336,009
Dow Chemical Co.	68,375	2,364,408
E.I. DuPont de Nemours & Co.	65,500	2,597,730
Eastman Chemical Co. (p)	5,813	288,499
Ecolab, Inc.	12,948	557,671
Hercules, Inc. *	8,078	112,284
International Flavors & Fragrances, Inc. (p)	5,619	207,903
Monsanto Co.	38,474	1,653,997
PPG Industries, Inc.	11,776	724,695
Praxair, Inc.	22,973	1,259,839
Rohm & Haas Co.	10,333	476,558
Sigma-Aldrich Corp. (p)	4,760	330,820

		11,929,329

Construction Materials 0.1%
Vulcan Materials Co.	7,153	479,036

Containers & Packaging 0.2%
Ball Corp.	7,444	285,105
Bemis Co., Inc.	7,453	228,807
Pactiv Corp. *	10,035	245,958
Sealed Air Corp.	5,800	273,992
Temple-Inland, Inc.	7,856	334,194

		1,368,056

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.9%
Alcoa, Inc.	61,862	$1,852,767
Allegheny Technologies, Inc.	6,202	396,246
Freeport-McMoRan Copper & Gold, Inc.	13,399	731,049
Newmont Mining Corp.	31,916	1,635,057
NuCor Corp.	22,154	1,177,928
Phelps Dodge Corp.	14,491	1,265,644
United States Steel Corp.	8,880	560,062

		7,618,753

Paper & Forest Products 0.3%
International Paper Co.	35,047	1,203,164
Louisiana-Pacific Corp.	7,550	151,000
MeadWestvaco Corp.	12,879	336,399
Weyerhaeuser Co.	17,506	1,026,902

		2,717,465

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	276,423	8,289,926
BellSouth Corp.	128,601	5,037,301
CenturyTel, Inc.	8,259	318,549
Citizens Communications Co.	23,104	296,424
Embarq Corp. *	10,599	479,605
Qwest Communications International, Inc. * (p)	111,294	889,239
Verizon Communications, Inc.	207,407	7,014,505
Windstream Corp.	33,700	422,261

		22,747,810

Wireless Telecommunication Services 0.7%
Alltel Corp.	27,664	1,526,223
Sprint Nextel Corp.	211,801	4,193,660

		5,719,883

UTILITIES 3.5%
Electric Utilities 1.5%
Allegheny Energy, Inc. *	11,613	476,714
American Electric Power Co., Inc.	28,006	1,011,577
Edison International	23,164	958,526
Entergy Corp.	14,784	1,139,846
Exelon Corp.	47,528	2,751,871
FirstEnergy Corp.	23,450	1,313,200
FPL Group, Inc.	28,742	1,239,930
Pinnacle West Capital Corp. (p)	7,053	303,350
PPL Corp.	27,052	920,309
Progress Energy, Inc.	17,986	783,290
Southern Co. (p)	52,758	1,782,165

		12,680,778

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.0%
Nicor, Inc. (p)	3,155	$138,252
Peoples Energy Corp. (p)	2,731	115,276

		253,528

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	46,805	929,547
Constellation Energy Group, Inc.	12,723	736,789
Dynegy, Inc., Class A *	26,241	147,737
TXU Corp.	32,877	2,111,690

		3,925,763

Multi-Utilities 1.5%
Ameren Corp. (p)	14,600	751,900
CenterPoint Energy, Inc. (p)	22,138	304,176
CMS Energy Corp. *	15,723	220,279
Consolidated Edison, Inc. (p)	17,474	819,006
Dominion Resources, Inc.	24,709	1,939,162
DTE Energy Co.	12,639	534,883
Duke Energy Corp.	87,804	2,662,217
KeySpan Corp.	12,439	500,919
NiSource, Inc.	19,386	441,032
PG&E Corp. (p)	24,683	1,028,788
Public Service Enterprise Group, Inc.	17,879	1,205,581
Sempra Energy	18,420	888,949
TECO Energy, Inc.	14,843	236,597
Xcel Energy, Inc. (p)	28,829	577,733

		12,111,222

Total Common Stocks (cost $440,337,527)		821,539,049

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.2%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.99%, 10/12/2006 † ƒ	$ 500,000	495,095
5.02%, 10/05/2006 † ƒ	500,000	495,585

		990,680

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2006

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 4.1%
Evergreen Institutional Money Market Fund ø	4,704,511	$4,704,511
Navigator Prime Portfolio (p)(p)	29,380,418	29,380,418

		34,084,929

Total Short-Term Investments (cost $35,075,609)		35,075,609

Total Investments (cost $475,413,136) 103.6%		856,614,658
Other Assets and Liabilities (3.6%)		(29,929,463)

Net Assets 100.0%		$826,685,195

*	Non-income producing security
(p)	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,660,274 at July 31, 2006. The Fund earned $263,561 of income from Wachovia Corporation during the year ended July 31,
2006, which is included in income from affiliates.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of July 31, 2006:

Financials	21.8%
Information Technology	14.2%
Health Care	12.9%
Industrials	11.0%
Energy	10.7%
Consumer Discretionary	9.8%
Consumer Staples	9.7%
Utilities	3.5%
Telecommunication Services	3.5%
Materials	2.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2006

Assets
Investments in securities, at value (cost $468,048,351) including $28,576,996 of
securities loaned	$845,777,074
Investments in affiliates, at value (cost $7,364,785)	10,837,584

Total investments	856,614,658
Receivable for securities sold	30,060
Receivable for Fund shares sold	247,005
Dividends receivable	786,370
Receivable for securities lending income	1,766
Receivable from investment advisor	1,349
Prepaid expenses and other assets	2,331

Total assets	857,683,539

Liabilities
Payable for Fund shares redeemed	1,412,694
Payable for securities on loan	29,380,418
Payable for daily variation margin on open futures contracts	12,489
Distribution Plan expenses payable	10,401
Due to other related parties	17,203
Accrued expenses and other liabilities	165,139

Total liabilities	30,998,344

Net assets	$826,685,195

Net assets represented by
Paid-in capital	$499,821,430
Undistributed net investment income	156,200
Accumulated net realized losses on investments	(54,655,456)
Net unrealized gains on investments	381,363,021

Total net assets	$826,685,195

Net assets consists of
Class A	$241,552,681
Class B	141,090,461
Class C	173,515,080
Class I	255,491,582
Class IS	15,035,391

Total net assets	$826,685,195

Shares outstanding (unlimited number of shares authorized)
Class A	5,061,652
Class B	2,972,858
Class C	3,651,633
Class I	5,349,102
Class IS	315,029

Net asset value per share
Class A	$47.72
Class A - Offering price (based on sales charge of 4.75%)	$50.10
Class B	$47.46
Class C	$47.52
Class I	$47.76
Class IS	$47.73

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2006

Investment income
Dividends	$17,130,670
Income from affiliates	528,832
Interest	40,918
Securities lending	39,186

Total investment income	17,739,606

Expenses
Advisory fee	2,966,908
Distribution Plan expenses
Class A	685,504
Class B	1,670,311
Class C	1,874,368
Class IS	37,494
Administrative services fee	921,748
Transfer agent fees	1,800,681
Trustees' fees and expenses	13,765
Printing and postage expenses	120,514
Custodian and accounting fees	254,486
Registration and filing fees	88,891
Professional fees	43,605
Interest expense	2,096
Other	108,750

Total expenses	10,589,121
Less: Expense reductions	(17,127)
Fee waivers and expense reimbursements	(3,429,412)

Net expenses	7,142,582

Net investment income	10,597,024

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	34,029,787
Futures contracts	630,882

Net realized gains on investments	34,660,669
Net change in unrealized gains or losses on investments	(2,331,499)

Net realized and unrealized gains or losses on investments	32,329,170

Net increase in net assets resulting from operations	$42,926,194

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2006		2005

Operations
Net investment income		$10,597,024		$14,220,708
Net realized gains on investments		34,660,669		14,427,151
Net change in unrealized gains or
losses on investments		(2,331,499)		100,573,808

Net increase in net assets resulting
from operations		42,926,194		129,221,667

Distributions to shareholders from
Net investment income
Class A		(3,304,505)		(3,972,251)
Class B		(970,165)		(1,614,607)
Class C		(1,121,165)		(1,653,523)
Class I		(4,571,153)		(6,698,209)
Class IS		(193,865)		(237,566)

Total distributions to shareholders		(10,160,853)		(14,176,156)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	759,541	35,676,446	1,668,875	73,034,160
Class B	115,086	5,375,983	297,859	12,917,206
Class C	275,987	12,887,334	665,213	28,944,493
Class I	643,177	30,376,900	986,821	43,301,124
Class IS	18,144	870,854	26,947	1,178,012

		85,187,517		159,374,995

Net asset value of shares issued
in reinvestment of distributions
Class A	63,585	2,990,885	83,510	3,662,846
Class B	18,289	855,933	32,989	1,439,533
Class C	15,726	737,178	25,678	1,122,566
Class I	42,704	2,009,146	69,441	3,040,373
Class IS	3,824	179,979	5,014	219,748

		6,773,121		9,485,066

Automatic conversion of Class B
shares to Class A shares
Class A	415,312	19,885,915	171,283	7,509,749
Class B	(417,733)	(19,885,915)	(172,191)	(7,509,749)

		0		0

Payment for shares redeemed
Class A	(1,933,003)	(91,246,115)	(2,107,467)	(92,640,361)
Class B	(801,206)	(37,451,889)	(1,005,823)	(43,753,155)
Class C	(965,044)	(45,265,800)	(1,220,471)	(53,086,960)
Class I	(2,407,780)	(114,333,282)	(3,500,859)	(154,129,997)
Class IS	(32,355)	(1,513,954)	(80,173)	(3,538,327)

		(289,811,040)		(347,148,800)

Net decrease in net assets resulting
from capital share transactions		(197,850,402)		(178,288,739)

Total decrease in net assets		(165,085,061)		(63,243,228)
Net assets
Beginning of period		991,770,256		1,055,013,484

End of period		$826,685,195		$991,770,256

Undistributed (overdistributed)
net investment income		$156,200		$(168,915)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Index Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability

NOTES TO FINANCIAL STATEMENTS continued

and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts. During the year ended July 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$(111,056)
Accumulated net realized losses on investments	111,056

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2006, EIMC waived its advisory fee in the amount of $2,966,908 and reimbursed other expenses in the amount of $419,399. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $43,105.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2006, EIS received $14,075 from the sale of Class A shares and $378,634 and $17,186 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $55,576,449 and $244,155,786, respectively, for the year ended July 31, 2006.

NOTES TO FINANCIAL STATEMENTS continued

At July 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2006	Gain

September 2006	20 S&P 500 Index	$6,247,501	$6,409,000	$161,499

During the year ended July 31, 2006, the Fund loaned securities to certain brokers. At July 31, 2006, the value of securities on loan and the value of collateral amounted to $28,576,996 and $29,380,418, respectively.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $482,429,094. The gross unrealized appreciation and depreciation on securities based on tax cost was $418,793,364 and $44,607,800, respectively, with a net unrealized appreciation of $374,185,564.

As of July 31, 2006, the Fund had $47,477,999 in capital loss carryovers for federal income tax purposes with $14,858,868 expiring in 2011and $32,619,131 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$156,200	$374,185,564	$47,477,999

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2006	2005

Ordinary Income	$ 10,160,853	$ 14,176,156

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

During the year ended July 31, 2006, the Fund had average borrowings outstanding of $40,880 at an average rate of 5.13% and paid interest of $2,096.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges

NOTES TO FINANCIAL STATEMENTS continued

and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

12. SUBSEQUENT DISTRIBUTIONS

On September 14, 2006, the Fund declared distributions from net investment income to shareholders of record on September 13, 2006. The per share amounts payable on September 15, 2006 are as follows:

Net Investment
Income

Class A	$ 0.1528
Class B	0.0607
Class C	0.0617
Class I	0.1856
Class IS	0.1547

These distributions are not reflected in the accompanying financial statements.

13. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer's tax return. FIN 48 will become effective for fiscal years beginning after December 15, 2006 but will also apply to tax positions reflected in the Fund's financial statements as of that date. No determination has been made whether the adoption of FIN 48 will require the Fund to make any adjustments to its net assets or have any other effect on the Fund's financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Index Fund, a series of Evergreen Select Equity Trust, as of July 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Index Fund as of July 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 22, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2006, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided in early 2007.

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567506  rv3  9/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the one series of the Registrant’s annual financial statements for the fiscal years ended July 31, 2006 and July 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$25,401	$24,203
Audit -related fees (1)	0	0

Audit and audit-related fees	25,401	24,203
Tax fees (2)	0	0
Non- audit fees (3)	980,575	695,575
All other fees	0	0

Total fees	$1,005,976	$719,778

(1) Audit-related fees consists principally of fees for merger related activities. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review. (3) Non- audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whole role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: September 29, 2006